UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2557

DREYFUS MONEY MARKET INSTRUMENTS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Government Securities Series
March 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--3.3%	of Purchase (%)	Amount ($)	Value ($)

4/19/07
(cost $8,760,352)	5.06	8,782,000	8,760,352

Repurchase Agreements--97.1%

Banc of America Securities LLC
dated 3/30/07, due 4/2/07 in the amount of
$36,015,300 (fully collateralized by $4,083,000 U.S.
Treasury Bonds, 7.625%, due 11/15/22, value
$5,413,796 and $31,902,000 U.S. Treasury Notes,
3.875%, due 9/15/10, value $31,307,011)	5.10	36,000,000	36,000,000
Barclays Financial LLC
dated 3/30/07, due 4/2/07 in the amount of
$11,204,853 (fully collateralized by $11,772,708 U.S.
Treasury Strips, due 11/15/07, value $11,424,000)	5.20	11,200,000	11,200,000
Bear Stearns Cos. Inc.
dated 3/30/07, due 4/2/07 in the amount of
$36,015,000 (fully collateralized by $36,866,000 U.S.
Treasury Strips, due 5/15/07-11/15/07, value
$36,436,586)	5.00	36,000,000	36,000,000
Citigroup Global Markets Holdings Inc.
dated 3/30/07, due 4/2/07 in the amount of
$36,015,000 (fully collateralized by $34,861,000 U.S.
Treasury Bonds, 5.25%, due 2/15/29, value $36,720,701)	5.00	36,000,000	36,000,000
Goldman, Sachs & Co.
dated 3/30/07, due 4/2/07 in the amount of
$35,014,583 (fully collateralized by $34,444,000
Treasury Inflation Protected Securities, 2.50%, due
7/15/16, value $35,700,494)	5.00	35,000,000	35,000,000
J.P. Morgan Chase & Co.
dated 3/30/07, due 4/2/07 in the amount of
$35,014,817 (fully collateralized by $36,580,000 U.S.
Treasury Bills, due 9/27/07, value $35,683,409)	5.08	35,000,000	35,000,000
Morgan Stanley
dated 3/30/07, due 4/2/07 in the amount of
$36,015,360 (fully collateralized by $98,153,000 U.S.
Treasury Strips, due 2/15/27, value $36,720,019)	5.12	36,000,000	36,000,000
UBS Securities LLC
dated 3/30/07, due 4/2/07 in the amount of
$36,015,360 (fully collateralized by $73,056,000 U.S.
Treasury Strips, due 5/15/17-8/15/27, value
$36,721,451)	5.12	36,000,000	36,000,000
Total Repurchase Agreements
(cost $261,200,000)			261,200,000
Total Investments (cost $269,960,352)		100.4%	269,960,352

Liabilities, Less Cash and Receivables	(.4%)	(1,209,017)
Net Assets	100.0%	268,751,335

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Instruments, Inc.: Money Market Series
March 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--30.7%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.32%, 6/22/07	25,000,000	25,000,000
Allied Irish Banks N.A. Inc. (London)
5.30%, 8/23/07	20,000,000	20,000,000
Bank of Ireland (Yankee)
5.26%, 5/21/07	20,000,000 a	20,001,717
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	15,000,000	15,000,000
Calyon (Yankee)
5.33%, 5/10/07	20,000,000	20,000,000
Credit Suisse (Yankee)
5.30%, 4/4/07	10,000,000	10,000,000
HSH Nordbank AG (Yankee)
5.34%, 5/9/07	20,000,000 a	20,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.28%, 6/7/07	20,000,000	20,000,000
Natexis Banques Populaires
5.33%, 4/3/07	25,000,000 b	24,995,098
Union Bank of California, N.A.
5.32%, 5/21/07	10,000,000	9,999,932
Wilmington Trust Co., DE
5.32%, 6/7/07	25,000,000	25,000,229
Total Negotiable Bank Certificates of Deposit
(cost $209,996,976)		209,996,976
Commercial Paper--57.9%

Amstel Funding Corp.
5.30%, 6/5/07	10,000,000 a	9,905,569
Atlantis One Funding Corp.
5.31%, 6/21/07	15,000,000 a	14,823,319
Bank of America Corp.
5.27%, 5/7/07	10,000,000	9,948,450
BASF AG
5.32%, 7/16/07	20,000,000	19,693,189
Beta Finance Inc.
5.25%, 6/15/07	5,000,000 a	4,946,771
BNP Paribas Finance Inc.
5.41%, 4/2/07	20,000,000	19,996,994
Bryant Park Funding LLC
5.29%, 5/4/07	20,000,000 a	19,903,933
Citigroup Funding Inc.
5.34%, 5/4/07	20,000,000	19,903,567
CRC Funding LLC
5.31%, 5/22/07	15,000,000 a	14,888,756
DEPFA BANK PLC
5.32%, 6/21/07	8,000,000 a	7,905,860
Deutsche Bank Financial LLC

5.39%, 4/2/07	20,000,000	19,997,006
FCAR Owner Trust, Ser. I
5.31%, 4/5/07	16,000,000	15,990,684
Gemini Securitization Corp., LLC
5.30% - 5.31%, 5/16/07 - 6/4/07	25,000,000 a	24,808,772
Goldman Sachs Group Inc.
5.29%, 5/25/07	20,000,000	19,842,950
Greenwich Capital Holdings Inc.
5.38%, 4/2/07	20,000,000	19,997,011
Harrier Finance Funding Ltd.
5.30% - 5.31%, 5/3/07 - 9/20/07	25,000,000 a	24,683,600
HSBC Bank USA N.A.
5.33%, 5/7/07	20,000,000	19,896,200
Prudential Funding LLC
5.39%, 4/2/07	20,000,000	19,997,006
Raiffeisen Zentralbank Oesterreich
5.33%, 4/3/07 - 7/30/07	28,000,000	27,769,908
Sigma Finance Inc.
5.30%, 6/18/07	25,000,000 a	24,716,708
Solitaire Funding Ltd.
5.31%, 5/21/07	25,000,000 a	24,818,056
Three Pillars Funding LLC
5.33%, 4/9/07	12,731,000 a	12,716,246
Total Commercial Paper
(cost $397,150,555)		397,150,555
Corporate Notes--11.7%

Cullinan Finance Ltd.
5.32%, 10/25/07	25,000,000 a,b	24,997,910
General Electric Capital Corp.
5.28%, 4/25/07	25,000,000 b	25,000,000
Societe Generale
5.39%, 4/3/07	15,000,000 b	15,000,000
Wells Fargo & Co.
5.31%, 4/6/07	15,000,000 b	15,000,000
Total Corporate Notes
(cost $79,997,910)		79,997,910
Time Deposits--3.4%

State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.37%, 4/2/07
(cost $23,000,000)	23,000,000	23,000,000
Total Investments (cost $710,145,441)	103.7%	710,145,441
Liabilities, Less Cash and Receivables	(3.7%)	(25,170,892)
Net Assets	100.0%	684,974,549

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to $249,117,217 or 36.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MONEY MARKET INSTRUMENTS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)